SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

Xtrackers MSCI Emerging Markets Climate Selection ETF (EMCS)

Effective on or about June 1, 2026 (the “Effective Date”), the fund will change its name from Xtrackers MSCI Emerging Markets Climate Selection ETF to Xtrackers MSCI Emerging Markets Select ETF. Accordingly, as of the Effective Date, all references to Xtrackers MSCI Emerging Markets Climate Selection ETF in the fund’s summary prospectus, prospectus and statement of additional information (SAI) will be changed to Xtrackers MSCI Emerging Markets Select ETF. The fund’s ticker symbol, EMCS, will remain unchanged.
The fund name change is being made in connection with certain upcoming changes to the fund’s underlying index, the MSCI Global Climate 500 Emerging Markets Selection Index (the “Underlying Index”). On the Effective Date, the Underlying Index will change its name to the MSCI Global Select 500 - Emerging Markets Subset Index and the screening methodology of the Underlying Index’s parent index, the MSCI ACWI Select Climate 500 Index (the “Parent Index”), will change as follows: (i) the Controversial Weapons and Nuclear Weapons screens will be updated to exclude companies if their MSCI Country of Classification is not a member of NATO, the Indo-Pacific NATO partners or Switzerland; (ii) the Thermal Coal Mining and Thermal Coal Power screens will be updated to exclude companies involved in revenue-based activities related to thermal coal if they have not set emission reduction targets approved by the Science Based Targets initiative (SBTi); (iii) the Tobacco producer and revenue screens will be eliminated; (iv) the requirement that a company have at least a 7% average reduction per year in greenhouse gas emissions related to its financing will be lowered to 6%; and (v) the requirement that a company have at least a 10% average reduction per year in greenhouse gas emissions connected to its revenue will be eliminated. Company ratings and research utilized in the updated Parent Index will be produced and provided by MSCI Solutions. All other aspects of the fund’s Underlying Index will remain unchanged.
Accordingly, as of the Effective Date, the fund’s summary prospectus and prospectus are modified as set forth below.
The following disclosure replaces the existing similar disclosure contained in the first paragraph under the “Overview of Parent Index Construction” sub-heading in the “PRINCIPAL INVESTMENT STRATEGIES” section of the fund’s summary prospectus and summary section of the fund's prospectus:
The ESG aspects of the Underlying Index derive from its Parent Index. To construct the Parent Index, the Index Provider conducts screens on the universe of companies within the MSCI ACWI ex Select Countries Index seeking to exclude companies whose activities in the areas of controversial or nuclear weapons, thermal coal mining or thermal coal-based power generation meet certain business involvement criteria, as determined by MSCI Solutions.
The following disclosure replaces the existing similar disclosure contained under the “Overview of Parent Index Construction” sub-heading in the “PRINCIPAL INVESTMENT STRATEGIES” section of the “FUND DETAILS” section of the fund’s prospectus:
The ESG aspects of the Underlying Index derive from its Parent Index. To construct the Parent Index, the Index Provider conducts screens on the universe of companies within the MSCI ACWI ex Select Countries Index seeking to exclude companies whose activities in the areas of controversial or nuclear weapons, thermal coal mining or thermal coal-based power generation meet certain business involvement criteria, as determined by MSCI Solutions.
Specifically, the Parent Index seeks to exclude securities based on the criteria listed below.
Controversial Weapons: Companies identified by the Controversial Weapons screen described below will be excluded if their MSCI Country of Classification is not a member of NATO, the NATO Indo Pacific partners or Switzerland: all companies involved in controversial weapons (cluster munitions, landmines, depleted uranium weapons, biological/chemical weapons, blinding lasers, non-detectable fragments and incendiary weapons) according to the MSCI Ex-Controversial Weapons Index – Controversial Weapons Criteria. A company is considered to be involved in controversial weapons if it (i) produces controversial weapons; (ii) produces key components of certain controversial weapons; (iii) owns 20% or more of a controversial weapons or key components producer (50% for a financial company); or (iv) is owned 50% or more by a company involved in controversial weapons or key components production.
May 15, 2026
PRO_SAISTKR26-20

Nuclear Weapons: Companies identified by the Nuclear Weapons screen described below will be excluded if their MSCI Country of Classification is not a member of NATO, the NATO Indo Pacific partners or Switzerland:
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All companies that manufacture nuclear warheads and/or whole nuclear missiles.
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All companies that manufacture components that were developed or are significantly modified for exclusive use in nuclear weapons (warheads and missiles).
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All companies that manufacture or assemble delivery platforms that were developed or significantly modified for the exclusive delivery of nuclear weapons.
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All companies that provide auxiliary services related to nuclear weapons (e.g., repairing and maintaining nuclear weapons, providing overhaul and upgrade services, including engineering; stockpiling and stewardship of nuclear weapons; and conducting research and development work, testing and simulations for nuclear weapons).
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All companies that manufacture components that were not developed or not significantly modified for exclusive use in nuclear weapons (warheads and missiles) but can be used in nuclear weapons (e.g., electronic hardware component sections of shoot-and-forget type projectiles for weapons systems; shells or ammunition canisters as well as detonation systems for weapons; and fire control systems that are used as triggering and targeting mechanisms of weapon systems).
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All companies that manufacture or assemble delivery platforms that were not developed or not significantly modified for the exclusive delivery of nuclear weapons but have the capability to deliver nuclear weapons (e.g., nuclear capable submarines and fighter jets).
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All companies that manufacture components for nuclear-exclusive delivery platforms.
Thermal Coal Mining: Companies are excluded if they meet both of the following conditions:
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They do not have one or more active carbon emissions reduction target(s) approved by the Science Based Targets initiative (SBTi).
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They derive 5% or more revenue (either reported or estimated) from the mining of thermal coal (including lignite, bituminous, anthracite and steam coal) and its sale to external parties. Revenue from metallurgical coal, coal mined for internal power generation, intracompany sales of mined thermal coal, and from coal trading (either reported or estimated) is excluded.
Thermal Coal Power: Companies are excluded if they meet both of the following conditions:
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They do not have one or more active carbon emissions reduction target(s) approved by the Science Based Targets initiative (SBTi).
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They meet one or more of the following criteria: derive 5% or more revenue from thermal coal-based power generation; have 5% or more capacity attributed to thermal coal-based power generation; or generate 5% or more power from thermal coal.
The following disclosure replaces the existing similar disclosure contained under the “Overview of Parent Index Construction” sub-heading in the “PRINCIPAL INVESTMENT STRATEGIES” section of the “FUND DETAILS” section of the fund’s prospectus:
The Parent Index’s emissions intensity and reduction targets are as follows:
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At least a 20% increase, relative to the MSCI ACWI ex Select Countries Index, in the aggregate weight of companies having one or more active carbon emissions reduction target(s) approved by the Science Based Targets initiative (“SBTi”), starting from December 2021.
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At least a 6% average reduction per year in greenhouse gas (“GHG”) emissions related to a company’s financing activities, taking into account Scope 1 and 2 emissions relative to the GHG Intensity of the MSCI ACWI ex Select Countries Index as of November 2020. (Scope 1 emissions are direct GHG emissions that occur from sources that are controlled or owned by an organization. Scope 2 emissions are indirect GHG emissions generated in the production of electricity consumed by the organization.) In this instance, GHG Intensity measures a company’s Scope 1 and 2 emissions relative to its enterprise value including cash.
May 15, 2026
PRO_SAISTKR26-20

Please Retain This Supplement for Future Reference
May 15, 2026
PRO_SAISTKR26-20